Submission	Sep. 21, 2026
Submission [Line Items]
Central Index Key	0002124478
Registrant Name	SMART KREATE GROUP Ltd
Registration File Number	333-298727
Form Type	F-4
Submission Type	F-4/A
Fee Exhibit Type	EX-FILING FEES